SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year- end spot rate	$ 6.8972	$ 6.3640	$ 6.5250
Average Rate	$ 6.7526	$ 6.4441	$ 6.8878